UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2014 Third Quarter Report

September 30, 2014 (unaudited)

Portfolio of Investments

Morgan Stanley Emerging Markets Debt Fund, lnc.

	Face Amount (000)	Value (000)
Fixed Income Securities (91.0%)
Argentina (1.3%)
Sovereign (1.3%)
Republic of Argentina,
2.50%, 12/31/38 (a)	$2,150	$1,166
8.28%, 12/31/33 (b)(c)(d)	2,804	2,426
		3,592
Brazil (8.2%)
Corporate Bonds (4.8%)
Banco do Brasil SA,
9.00%, 6/18/24 (e)(f)(g)	2,610	2,545
Banco Safra SA,
6.75%, 1/27/21	690	774
6.75%, 1/27/21 (d)(e)	1,360	1,526
BRF SA,
4.75%, 5/22/24 (d)(e)	1,850	1,827
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (e)	1,318	1,278
Minerva Luxembourg SA,
8.75%, 4/3/19 (e)(f)(g)	1,290	1,319
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/23 (e)	644	667
6.75%, 10/1/22 (e)	3,014	3,134
		13,070
Sovereign (3.4%)
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 7/12/20 (e)	1,960	2,095
5.50%, 7/12/20	2,100	2,244
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (e)	2,750	2,729
Brazilian Government International Bond,
5.00%, 1/27/45	2,238	2,115
		9,183
		22,253
Chile (2.9%)
Corporate Bonds (0.7%)
Colbun SA,
4.50%, 7/10/24 (e)	1,372	1,365
GNL Quintero SA,
4.63%, 7/31/29 (e)	506	505
		1,870
Sovereign (2.2%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	3,200	3,325

5.25%, 8/10/20	2,600	2,789
		6,114
		7,984
China (3.0%)
Corporate Bond (0.3%)
Baidu, Inc.,
2.75%, 6/9/19 (d)	770	766

Sovereign (2.7%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	7,240	7,484
		8,250
Colombia (2.9%)
Corporate Bonds (1.2%)
Ecopetrol SA,
5.88%, 5/28/45 (d)	576	586
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	860	826
5.38%, 1/26/19 (e)	1,870	1,903
		3,315
Sovereign (1.7%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,548
7.38%, 3/18/19	390	467
11.75%, 2/25/20	1,815	2,586
		4,601
		7,916
Croatia (2.0%)
Sovereign (2.0%)
Croatia Government International Bond,
5.50%, 4/4/23	1,670	1,728
6.00%, 1/26/24 (e)	3,590	3,846
		5,574
Dominican Republic (0.3%)
Sovereign (0.3%)
Dominican Republic International Bond,
7.45%, 4/30/44 (e)	666	719

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)(e)	1,020	1,025

Honduras (0.4%)
Sovereign (0.4%)
Republic of Honduras,
8.75%, 12/16/20 (d)	1,030	1,174

Hungary (3.5%)
Sovereign (3.5%)
Hungary Government International Bond,
4.00%, 3/25/19	152	155
5.38%, 3/25/24	2,468	2,610
5.75%, 11/22/23	5,290	5,760
6.38%, 3/29/21 (d)	1,050	1,184
		9,709
India (0.2%)
Corporate Bond (0.2%)
Vedanta Resources PLC,
7.13%, 5/31/23 (e)	560	576

Indonesia (8.2%)
Sovereign (8.2%)
Indonesia Government International Bond,
5.88%, 1/15/24 (e)	2,200	2,431
6.88%, 1/17/18	320	362
7.75%, 1/17/38	2,429	3,097
Majapahit Holding BV,
7.75%, 1/20/20	4,450	5,173
Pertamina Persero PT,
4.30%, 5/20/23	4,750	4,524
4.88%, 5/3/22	1,400	1,405
6.45%, 5/30/44 (e)	1,720	1,742
Perusahaan Listrik Negara PT,
5.50%, 11/22/21 (d)	3,470	3,635
		22,369
Iraq (0.4%)
Sovereign (0.4%)
Republic of Iraq,
5.80%, 1/15/28	1,100	993

Ivory Coast (1.0%)
Sovereign (1.0%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (e)	1,330	1,275
7.77%, 12/31/32 (a)	1,620	1,553
		2,828
Jamaica (0.5%)
Sovereign (0.5%)
Jamaica Government International Bond,
7.63%, 7/9/25	1,280	1,370

Kazakhstan (3.7%)
Sovereign (3.7%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (d)(e)	1,528	1,451
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (e)	2,690	2,563
KazMunayGas National Co., JSC,
6.38%, 4/9/21	1,510	1,635
6.38%, 4/9/21 (e)	1,830	1,981
9.13%, 7/2/18	2,180	2,559
		10,189
Kenya (0.6%)
Sovereign (0.6%)
Kenya Government International Bond,
6.88%, 6/24/24 (e)	1,670	1,761

Lithuania (1.3%)
Sovereign (1.3%)
Lithuania Government International Bond,
6.63%, 2/1/22	2,470	2,949
7.38%, 2/11/20	500	605
		3,554
Mexico (12.3%)
Corporate Bonds (3.4%)
Alfa SAB de CV,
5.25%, 3/25/24 (d)(e)	2,200	2,352
Cemex SAB de CV,
5.70%, 1/11/25 (e)	1,900	1,835
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (e)	2,414	2,541
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (d)(e)	1,090	1,123
5.50%, 2/28/23	1,500	1,545
		9,396
Sovereign (8.9%)
Mexico Government International Bond,
3.63%, 3/15/22	3,750	3,821
6.05%, 1/11/40	1,408	1,669
6.75%, 9/27/34	1,076	1,372
Petroleos Mexicanos,
5.50%, 1/21/21	3,430	3,792
6.38%, 1/23/45 (d)(e)	2,520	2,856
6.50%, 6/2/41	2,600	3,020
6.63%, 6/15/35 — 6/15/38 (d)	2,780	3,235
8.00%, 5/3/19	1,750	2,134
8.63%, 12/1/23	1,990	2,505
		24,404
		33,800

Mozambique (0.4%)
Sovereign (0.4%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20 (d)	1,000	1,009

Nigeria (0.4%)
Sovereign (0.4%)
Nigeria Government International Bond,
6.38%, 7/12/23	920	990

Panama (2.0%)
Sovereign (2.0%)
Panama Government International Bond,
4.00%, 9/22/24	1,434	1,438
5.20%, 1/30/20	2,060	2,276
7.13%, 1/29/26 (d)	1,140	1,445
8.88%, 9/30/27	263	377
		5,536
Paraguay (0.5%)
Sovereign (0.5%)
Republic of Paraguay,
6.10%, 8/11/44 (e)	1,420	1,505

Peru (2.1%)
Corporate Bonds (1.0%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)(f)	2,080	2,231
BBVA Banco Continental SA,
5.25%, 9/22/29 (d)(e)(f)	450	453
		2,684
Sovereign (1.1%)
Corp. Financiera de Desarrollo SA,
5.25%, 7/15/29 (d)(e)(f)	628	638
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (e)	491	467
Peruvian Government International Bond,
6.55%, 3/14/37 (d)	1,550	1,961
		3,066
		5,750
Philippines (4.3%)
Sovereign (4.3%)
Philippine Government International Bond,
4.00%, 1/15/21	6,006	6,344
8.38%, 6/17/19	1,491	1,875
9.50%, 2/2/30	2,200	3,440
		11,659

Poland (2.5%)
Sovereign (2.5%)
Poland Government International Bond,
3.00%, 3/17/23 (d)	5,950	5,768
4.00%, 1/22/24	570	588
5.00%, 3/23/22	470	518
		6,874
Romania (0.7%)
Sovereign (0.7%)
Romanian Government International Bond,
4.38%, 8/22/23 (e)	1,014	1,042
6.75%, 2/7/22	680	807
		1,849
Russia (7.7%)
Sovereign (7.7%)
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	3,200	3,208
7.50%, 3/31/30 (e)	777	872
7.50%, 3/31/30	15,046	16,893
		20,973
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
4.88%, 2/25/20	1,100	1,099
7.25%, 9/28/21	1,295	1,449
		2,548
South Africa (2.3%)
Sovereign (2.3%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (e)	3,556	3,601
South Africa Government International Bond,
5.88%, 9/16/25 (d)	2,420	2,670
		6,271
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (e)	490	509
6.25%, 10/4/20	100	107
6.25%, 10/4/20 (e)	650	694
		1,310
Turkey (4.6%)
Sovereign (4.6%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)(e)	2,850	3,027

Turkey Government International Bond,
3.25%, 3/23/23	3,600	3,254
5.63%, 3/30/21	4,850	5,177
6.88%, 3/17/36	1,000	1,150
		12,608
Ukraine (0.5%)
Sovereign (0.5%)
Ukraine Government International Bond,
7.50%, 4/17/23	480	405
7.75%, 9/23/20	870	749
7.80%, 11/28/22	200	173
		1,327
Venezuela (8.5%)
Sovereign (8.5%)
Petroleos de Venezuela SA,
5.25%, 4/12/17	1,480	1,036
6.00%, 11/15/26	23,270	12,217
8.50%, 11/2/17	530	419
9.00%, 11/17/21	3,000	2,017
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	834
9.25%, 9/15/27 (d)	9,248	6,404
11.75%, 10/21/26	380	296
		23,223
Total Fixed Income Securities (Cost $242,877)		249,068

	No. of Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (f)(h)	2,250	358

Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (f)(h)	5,450	122
Total Warrants (Cost $—)		480

	Shares	Value (000)
Short-Term Investments (8.8%)
Securities held as Collateral on Loaned Securities (8.0%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	17,671,089	17,671

	Face Amount (000)
Repurchase Agreement (1.5%)
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $4,190; fully collateralized by a U.S. Government agency security; 3.00% - 7.00% due 9/15/31 - 9/15/44; valued at $4,273)	$4,190	4,190
Total Securities held as Collateral on Loaned Securities (Cost $21,861)		21,861

	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $2,211)	2,211,270	2,211
Total Short-Term Investments (Cost $24,072)		24,072
Total Investments (100.0%) (Cost $266,949) Including $24,074 of Securities Loaned (j)+		273,620
Liabilities in Excess of Other Assets		(17,367)
Net Assets		$256,253

(a)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $24,074,000 and $24,854,000, respectively. The Fund received cash collateral of approximately $21,861,000 which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $901,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,092,000 was received in the form of U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(g)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2014.

(h)	Security has been deemed illiquid at September 30, 2014.
(i)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(j)	Securities are available for collateral in connection with open futures contracts.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $266,949,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $6,671,000 of which approximately $11,166,000 related to appreciated securities and approximately $4,495,000 related to depreciated securities.

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	114	$(13,481)	Dec-14	$49

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2014 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$31,677	$—	$31,677
Sovereign	—	217,391	—	217,391
Total Fixed Income Securities	—	249,068	—	249,068
Warrants	—	480	—	480
Short-Term Investments
Investment Company	19,882	—	—	19,882
Repurchase Agreement	—	4,190	—	4,190
Total Short-Term Investments	19,882	4,190	—	24,072
Futures Contracts	49	—	—	49
Total Assets	$19,931	$253,738	$—	$273,669

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014